Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE

9.    EARNINGS PER SHARE

The following table reconciles the computation of basic and diluted earnings per share for the years ended December 31:

millions of Canadian dollars, except per share amounts	2011	2010
Numerator
Net income attributable to common shareholders	$241.1	$190.7
Preferred stock dividends of subsidiary	8.0	8.0
Diluted numerator	249.1	198.7
Denominator
Weighted average shares of common stock outstanding	120.5	113.7
Weighted average DSUs outstanding	0.5	0.5
Weighted average shares of common stock outstanding – basic	121.0	114.2
Effect of dilutive securities	4.2	5.1
Stock-based compensation and employee common share purchase plan	1.0	1.1
Weighted average shares of common stock outstanding – diluted	126.2	120.4
Earnings per common share
Basic	$1.99	$1.67
Diluted (1)	$1.97	$1.65
(1)	The calculation of diluted earnings per share for the years ended December 31, 2011 excluded the impact of $0.2 million (2010 – nil million) of unexercised stock options that had an anti-dilutive effect.